Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
CIK_0001843477_Spring Valley Acquisition Corp. II
Segment Information
Schedule of several key metrics in making decisions by CODM included in net income or loss and total assets

	December 31,	December 31,
	2025	2024
Cash and investments held in Trust Account	$26,615,977	$25,554,084
Cash	$154,890	$495,352

	For the Year Ended
	December 31,
	2025	2024
General and administrative expenses	$1,330,775	$842,565
Income from investments held in Trust Account	$1,063,695	$7,611,956